NOTE 4 - RELATED PARTY	Mar. 31, 2023
March 31, 2023
NOTE 4 - RELATED PARTY

NOTE 4 – RELATED PARTY

For the months ended March 31, 2023 and 2022, the Company had expenses totaling $0 and $1,000 respectively, to an officer and director for salaries, which is included in general and administrative expenses on the accompanying statement of operations. As of March 31, 2023, there was a total of convertible debt of $0.00 and accrued interest payable of $0.00 due to an officer and director, employees, and shareholders.

December 31, 2022
NOTE 4 - RELATED PARTY

NOTE 4 – RELATED PARTY

For the months ended December 31, 2022 and 2021, the Company had expenses totaling $1,000 and $65,000 respectively, to an officer and director for salaries, which is included in general and administrative expenses on the accompanying statement of operations. As of December 31, 2022, there was a total of convertible debt of $0.00 and accrued interest payable of $0.00 due to an officer and director, employees, and shareholders.